ACQUISITIONS (Details) (USD $)	12 Months Ended			4 Months Ended	12 Months Ended										12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Aug. 04, 2008 Acquisitions in 2008 item	Dec. 31, 2011 Acquisitions in 2008	Dec. 31, 2010 Acquisitions in 2008	Dec. 31, 2010 Acquisitions in 2008 Minimum item	Dec. 31, 2009 Acquisitions in 2008 Minimum item	Dec. 31, 2008 Acquisitions in 2008 Minimum item	Dec. 31, 2010 Acquisitions in 2008 Maximum item	Dec. 31, 2009 Acquisitions in 2008 Maximum item	Dec. 31, 2008 Acquisitions in 2008 Maximum item	Dec. 31, 2010 Peak	Aug. 04, 2008 Peak	Dec. 31, 2011 Aim	Dec. 31, 2010 Aim	Aug. 04, 2008 Aim	Dec. 31, 2010 Golden	Aug. 04, 2008 Golden	Dec. 31, 2010 Goldwhite	Aug. 04, 2008 Goldwhite	Dec. 31, 2011 Ahead	Dec. 31, 2010 Ahead	Aug. 04, 2008 Ahead	Dec. 31, 2011 Century	Dec. 31, 2010 Century	Aug. 04, 2008 Century	Jan. 31, 2010 DMG item	Dec. 31, 2010 DMG	Dec. 31, 2012 DMG	Dec. 31, 2011 DMG	Dec. 31, 2009 DMG	Jan. 31, 2010 DMG Noncontrolling interest Level 3 inputs	Jan. 31, 2010 DMG Concession contracts	Jan. 31, 2010 DMG Technology	Jan. 31, 2010 DMG Non-compete agreements
ACQUISITIONS
Percentage of equity interest acquired														100.00%			100.00%		100.00%		100.00%			100.00%			100.00%	100.00%
Number of investing holding companies				6
Number of advertising agency businesses owned by investing holding companies				6
Number of unrelated entities from which group acquired businesses				6
Earnings multiplier used to calculate contingent consideration							1.0	1.0	1.0	2.3	2.3	2.3
Movements of the Earn-out Consideration payables
Balance at the beginning of the period					$ 2,425,532	$ 57,203,986							$ 28,038,118		$ 537,998	$ 5,295,120		$ 5,635,961		$ 6,092,346		$ 1,865,473	$ 7,268,198		$ 22,061	$ 4,874,243
Additional Earn-out Consideration					1,338,072	21,853,531										6,405,393		2,577,464		6,330,350		1,338,072	5,890,039			650,285
Earn-out Consideration						6,227,589							2,309,706			983,706		495,138		1,337,715			638,150			463,174
Less: Cash settlements					(1,321,189)	(68,509,178)							(23,776,583)		(537,998)	(10,921,164)		(7,281,461)		(9,904,807)		(761,130)	(11,930,914)		(22,061)	(4,694,249)
Offset by prepayment					(2,442,415)	(14,350,396)							(6,571,241)			(1,225,057)		(1,427,102)		(3,855,604)		(2,442,415)				(1,271,392)
Balance at the end of the period						2,425,532										537,998							1,865,473			22,061
Fair value of consideration																												166,534,458
Number of installments for payment of consideration																												3
Period over which consideration will be paid																												2 years
Initial installment of consideration																												100,000,000
Initial installment of consideration, portion payable in cash																												40,000,000
Payment of cash																																40,000,000
Common shares issuable																												8,476,013
Number of subsequent installments for payment of consideration																												2
Amount of consideration payable per subsequent installment																												30,000,000
Amount of consideration payable in cash per subsequent installment																												20,000,000
Amount of consideration payable in cash or in common shares per subsequent installment																												10,000,000
Lock-up period for shares issuable under the initial installment																												1 year
Lock-up period for shares issuable under subsequent installments																												3 months
Transaction cost																													472,000
Amount subsequently released as payment for the First Cash Installment																													36,000,000
Amount in designated escrow account																																40,000,000
Remaining deposit expected to be released pending settlement of litigation		4,000,000	4,000,000																										4,000,000	4,000,000	4,000,000
New common shares issued																													8,476,013
Number of shares which have been released to the selling shareholders of the acquired entity																													7,628,412
Number of shares which have not been released to the selling shareholders of the acquired entity																														847,601	847,601
Amount of second and third installments of consideration payable																														60,000,000	60,000,000
Consideration
Cash																												79,311,438
Equity instruments (8,476,013 common shares of the Company)																												67,567,386
Cash / Equity instruments																												19,655,634
Fair value of total consideration transferred																												166,534,458
Common shares issuable																												8,476,013
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets																																		90,653,467	336,838	161,097
Cash and cash equivalents																												3,840,983
Restricted cash																												42,409,500
Fixed assets																												6,795,102
Trade and other receivables and other assets																												9,175,868
Short-term bank borrowings																												(42,898,604)
Trade and other payables and other current liabilities																												(10,631,163)
Deferred tax liabilities - non-current																												(22,787,850)
Total identifiable net assets																												77,055,238
Noncontrolling interest																												(2,403)
Goodwill																												89,481,623
Recognized amounts of identifiable assets acquired and liabilities assumed																												166,534,458
Identifiable intangible assets, Amortization period																																		9 years	9 years	10 years
Cash flows arising on acquisition in 2010:
Cash and cash equivalents acquired	3,840,983																											3,840,983
Amount of consideration unpaid as a result of the litigation																														40,000,000
Amount of consideration payable in cash in subsequent installments																													20,000,000		20,000,000
Amount of consideration overdue unpaid as a result of the litigation																														20,000,000	20,000,000
Fair value of accounts receivable																												3,719,694
Gross amount due under the contracts																												3,923,478
Amount due under contract which is expected to be uncollectible																												203,784
Amount of goodwill expected to be deductible for income tax purposes																												$ 0
Discount rates (as a percent)																																	16.00%
Long-term sustainable growth rate (as a percent)																																	3.00%